BUSIENSS COMBINATIONS - IDENTIFIABLE ASSETS AND LIABILITIES (Details) - CNY (¥)		12 Months Ended
	Oct. 26, 2016	Dec. 31, 2018	Dec. 31, 2017
BUSINESS COMBINATIONS [abstract]
Cash outflow occurred in business acquisition	¥ 0
Inventories	23,110,000
Fixed assets	648,890,000
Construction-in-progress	59,992,000
Less: Employee benefits obligation undertaken to be borne by the Company	(24,727,000)	¥ 0	¥ 0
Total identifiable net assets	707,265,000
Total consideration	707,265,000
Goodwill	¥ 0